Description of the Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic annual increase	1.00%
Employer contribution match (as a percent)	100.00%
Participant compensation match (as a percent)	6.00%	4.00%
Employer safe harbor match	$ 6,231,911
Employer true up contribution		$ 163,642
Excess pension assets		$ 3,000,000.0
Participant loan minimum borrowing amount	1,000
Participant loan maximum borrowing amount	$ 50,000
Maximum borrowing to total account (as a percent)	50.00%
Maximum number of loans | loan	1
Maximum borrowing term	12 months
Participant loan basis spread (as a percent)	1.00%
Retirement age (in years)	59 years 6 months
Forfeited nonvested account, decrease from employer contribution	$ 508
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%
Involuntary cash-out limit	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Involuntary cash-out limit	$ 1,000